LAW OFFICE OF C. RICHARD ROPKA, L.L.C.

C. Richard Ropka, LLM (Tax)   215 Fries Mill Road

Turnersville, New Jersey 08012

  Admitted to practice in US Supreme Court, (856) 374-1744

US District Court & US Tax Court (1-866) 272-8505 (Fax)

March 31, 2017

VIA ELECTRONIC TRANSMISSION

Securities & Exchange Commission

Public Filing Desk

100 F Street, N.E.

Washington, D.C. 20549

Re: Monteagle Funds, File Nos. 333-41461 and 811-08529

Dear Sir/Madam:

On behalf of the Monteagle Funds, a registered investment company (the “Trust”), we hereby submit, via electronic filing, Post-Effective Amendment No. 55 to the Trust’s Registration Statement (this “Amendment”).  The Amendment is filed pursuant to Rule 485(a) promulgated under the Securities Act of 1933.  The main purpose of this filing is to revise the name of the Monteagle Select Value Fund to Principled Value Fund and to amend its investment strategy.

If you have any questions, please contact C. Richard Ropka at (856) 374-1744.

Very truly yours,

Law Office of C. Richard Ropka, LLC

By: /s/ C. Richard Ropka, Esq.

C. Richard Ropka, Esq.